SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

	As of		As of
	December 31,		December 31,
Put right liabilities - Series A	2022		2023
Expected terms (Year)		1.7		0.7
Estimated volatility		33.9%		36.5%
Spot price	US$	148,276	US$	156,707
Probability of triggering event for redemption option		70%		100%

	As of		As of
	December 31,		December 31,
Put right liabilities - Series B	2022		2023
Expected terms (Year)		1.7		0.7
Estimated volatility		31.1%		33.5%
Spot price	US$	36,516	US$	44,570
Probability of triggering event for redemption option		70%		100%

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	201,926	117,876	66,758	9,403
Administrative expenses	406,683	239,272	126,244	17,781
Equity in loss of an affiliate	13,267	13,852	4,815	678
	621,876	371,000	197,817	27,862

2017 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31 , 2020	7,702,066	0.97	6.75	150,415
Exercised	(5,122,549)	0.96	—	—
Forfeited	(10,500)	1.00	—	—
Outstanding as of December 31 , 2021	2,569,017	1.00	5.79	50,361
Exercised	(786,400)	1.00	—	—
Outstanding as of December 31 , 2022	1,782,617	1.00	4.75	1,457
Exercised	(73,444)	1.00	—	—
Expired	(43,921)	1.00	—	—
Outstanding as of December 31 , 2023	1,665,252	1.00	3.66	—
Exercisable as of December 31, 2023	1,665,252	1.00	3.66	—

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	(225)	—	—	—
Administrative expenses	2,835	—	—	—
Equity in loss of affiliates	516	—	—	—
	3,126	—	—	—

2018 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	10,589,671	1.00	8.15	206,499
Exercised	(3,036,435)	1.00	—	—
Outstanding as of December 31, 2021	7,553,236	1.00	7.15	148,076
Exercised	(6,044,843)	1.00	—	—
Outstanding as of December 31, 2022	1,508,393	1.00	6.15	1,233
Exercised	(333,998)	1.00	—	—
Expired	(998)	1.00	—	—
Outstanding as of December 31, 2023	1,173,397	1.00	5.15	—
Exercisable as of December 31, 2023	1,173,397	1.00	5.15	—

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	55	—	—	—
Administrative expenses	4,478	—	—	—
Equity in loss of affiliates	257	—	—	—
	4,790	—	—	—

2019 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	72,000	6.09	9.33	1,038
Granted	—	—	—	—
Outstanding as of December 31, 2021	72,000	6.09	8.05	1,045
Granted	—	—	—	—
Outstanding as of December 31, 2022	72,000	6.09	7.05	—
Granted	—	—	—	—
Outstanding as of December 31, 2023	72,000	6.09	6.05	—
Exercisable as of December 31, 2023	72,000	6.09	6.05	—

Schedule of non-vested stock option activities

		Weighted average
		grant-date
		fair value
	Number of shares	US$
Non-vested at December 31, 2022	24,000	4.50
Vested	(24,000)	4.50
Non-vested at December 31, 2023	—	—

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	—	—
Administrative expenses	707	288	13	2
Equity in loss of affiliates	—	—	—	—
	707	288	13	2

2020 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	1,044,368	5.91	9.62	15,237
Granted	133,913	18.85	—	—
Exercised	(68,859)	5.91	—	—
Expired	(154)	5.91	—	—
Forfeited	(111,495)	6.23	—	—
Outstanding as of December 31, 2021	997,773	7.61	8.68	12,967
Granted	2,026,300	9.20	—	—
Exercised	(14,645)	5.91	—	—
Expired	(69,051)	6.74	—	—
Forfeited	(170,490)	7.65	—	—
Outstanding as of December 31, 2022	2,769,887	8.81	8.76	—
Expired	(179,992)	10.78	—	—
Forfeited	(291,751)	10.33	—	—
Outstanding as of December 31, 2023	2,298,144	8.47	7.62	—
Exercisable as of December 31, 2023	1,299,637	8.21	7.37	—

Schedule of non-vested stock option activities

		Weighted average
		grant-date
		fair value
	Number of shares	US$
Non-vested at December 31, 2022	2,415,938	5.40
Vested	(1,125,680)	5.22
Forfeited	(291,751)	7.20
Non-vested at December 31, 2023	998,507	5.08

Schedule of valuation assumptions used

	Year Ended December 31,
	2021	2022
Expected volatility	50.78%-51.84%	53.66%
Risk-free interest rate (per annum)	1.32%-1.88%	1.88%
Exercise multiple	2.20-2.80	2.20-2.80
Expected dividend yield	—	—
Time to maturity (in years)	10	10

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	14,915	17,068	3,244	457
Administrative expenses	8,702	25,897	9,189	1,294
Equity in loss of affiliates	3,262	2,846	1,299	182
	26,879	45,811	13,732	1,933

2020 Plan | Restricted share units
SHARE-BASED COMPENSATION
Schedule of restricted share units activities

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2020	4,079,618	—	9.70	83,632
Granted	1,649,045	—	—	—
Vested	(4,048,000)	—	—	—
Forfeited	(198,872)	—	—	—
Outstanding as of December 31, 2021	1,481,791	—	8.95	30,531
Granted	755,734	—	—	—
Vested	(720,232)	—	—	—
Forfeited	(270,482)	—	—	—
Outstanding as of December 31, 2022	1,246,811	—	8.55	2,266
Vested	(576,326)	—	—	—
Forfeited	(152,478)	—	—	—
Outstanding as of December 31, 2023	518,007	—	7.63	428

Schedule of non-vested restricted share units activities

		Weighted average
		grant-date
	Number of restricted share	fair value
	units	US$
Non-vested at December 31, 2022	1,246,811	2.98
Vested	(576,326)	11.76
Forfeited	(152,478)	13.35
Non-vested at December 31, 2023	518,007	12.33

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	118,368	18,055	4,657	656
Administrative expenses	227,392	37,399	10,232	1,441
Equity in loss of affiliates	8,512	4,214	1,575	222
	354,272	59,668	16,464	2,319

2020 Plan | Restricted share unit, special awards
SHARE-BASED COMPENSATION
Schedule of restricted share units activities

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2020	762,920	1.00	9.65	14,877
Vested	(762,920)	1.00	—	—
Outstanding as of December 31, 2021	—	—	—	—

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	4,156	—	—	—
Administrative expenses	54,011	—	—	—
Equity in loss of affiliates	720	—	—	—
	58,887	—	—	—

2021 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	2,698,245	26.43	—	—
Forfeited	(253,805)	26.39	—	—
Outstanding as of December 31, 2021	2,444,440	26.44	9.57	—
Granted	2,787,738	9.20	—	—
Forfeited	(880,304)	18.21	—	—
Expired	(46,202)	26.39	—	—
Outstanding as of December 31, 2022	4,305,672	17.32	8.89	—
Granted	322,575	6.20	—	—
Forfeited	(770,989)	15.31	—	—
Expired	(401,300)	14.34	—	—
Outstanding as of December 31, 2023	3,455,958	17.07	7.88	—
Exercisable as of December 31, 2023	1,569,157	18.07	7.69	—

Schedule of valuation assumptions used

		Year Ended December 31,
	2021	2022	2023
Expected volatility	51.77%-54.37%	53.66%-58.97%	59.49%
Risk-free interest rate (per annum)	1.44%-1.68%	1.88%-3.53%	3.88%
Exercise multiple	2.20-2.80	2.20-2.80	2.80
Expected dividend yield	—	—	—
Time to maturity (in years)	10	10	10

Schedule of non-vested restricted share units activities

		Weighted average
		grant-date
		fair value
	Number of shares	US$
Non-vested at December 31, 2022	3,786,295	1.76
Granted	322,575	1.07
Vested	(1,451,080)	7.22
Forfeited	(770,989)	7.81
Non-vested at December 31, 2023	1,886,801	8.36

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	20,430	36,104	8,540	1,203
Administrative expenses	35,226	75,980	25,683	3,617
Equity in loss of affiliates	—	2,715	1,538	217
	55,656	114,799	35,761	5,037

2021 Plan | Restricted share units
SHARE-BASED COMPENSATION
Schedule of restricted share units activities

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	1,827,166	—	—	—
Forfeited	(170,913)	—	—	—
Outstanding as of December 31, 2021	1,656,253	—	9.57	34,126
Granted	821,215	—	—	—
Vested	(1,139,587)	—	—	—
Forfeited	(301,908)	—	—	—
Outstanding as of December 31, 2022	1,035,973	—	8.55	2,266
Granted	2,080,299	—	—	—
Vested	(1,494,415)	—	—	—
Forfeited	(206,519)	—	—	—
Outstanding as of December 31, 2023	1,415,338	—	8.82	1,169

Schedule of non-vested restricted share units activities

		Weighted average
	Number of restricted	grant-date fair value
	share units	US$
Non-vested at December 31, 2022	1,035,973	5.19
Granted	2,080,299	2.21
Vested	(1,494,415)	5.94
Forfeited	(206,519)	11.75
Non-vested at December 31, 2023	1,415,338	6.46

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	44,227	46,649	10,495	1,478
Administrative expenses	73,332	99,708	25,471	3,588
Equity in loss of affiliates	—	4,077	403	57
	117,559	150,434	36,369	5,123

2022 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2022	—	—	—	—
Granted	6,672,944	2.60	—	—
Forfeited	(812,507)	2.41	—	—
Expired	(124,933)	2.41	—	—
Outstanding as of December 31, 2023	5,735,504	2.62	8.95	—
Exercisable as of December 31, 2023	1,468,707	2.62	8.74	—

Schedule of non-vested stock option activities

		Weighted average
		grant-date fair value
	Number of shares	US$
Non-vested at December 31, 2022	—	—
Granted	6,672,944	1.33
Vested	(1,593,640)	1.34
Forfeited	(812,507)	1.28
Non-vested at December 31, 2023	4,266,797	1.34

Schedule of valuation assumptions used

Year Ended December 31,
2023
Expected volatility	59.18%
Risk-free interest rate (per annum)	3.89%
Exercise multiple	2.20-2.80
Expected dividend yield	—
Time to maturity (in years)	10

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$(Note 2.5)
Research and development expenses	—	—	13,452	1,895
Administrative expenses	—	—	20,231	2,849
Equity in loss of affiliates	—	—	—	—
	—	—	33,683	4,744

2022 Plan | Restricted share units
SHARE-BASED COMPENSATION
Schedule of non-vested stock option activities

		Weighted average
	Number of restricted	grant-date fair value
	share units	US$
Non-vested at December 31, 2022	—	—
Granted	4,883,452	2.41
Vested	(2,912,354)	2.41
Forfeited	(416,374)	2.41
Non-vested at December 31, 2023	1,554,724	2.41

Schedule of restricted share units activities

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2022	—	—	—	—
Granted	4,883,452	—	—	—
Vested	(2,912,354)	—	—	—
Forfeited	(416,374)	—	—	—
Outstanding as of December 31, 2023	1,554,724	—	9.02	1,284

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$(Note 2.5)
Research and development expenses	—	—	26,370	3,714
Administrative expenses	—	—	35,425	4,990
Equity in loss of affiliates	—	—	—	—
	—	—	61,795	8,704